CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2021
CASH EQUIVALENTS
CASH EQUIVALENTS

NOTE E- CASH EQUIVALENTS

Cash equivalents of $1,916,033 and $1,213,799 as of March 31, 2021 and 2020, respectively, include money market accounts with interest rates ranging from 0.05% to 1.00% per annum.